NET LOSS PER COMMON SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER COMMON SHARE
Schedule of earnings per share, basic and diluted

	Three Months Ended
	March 31,
	2021	2020
Net loss	$(3,854,500)	$(1,852,700)
Less: Series B Preferred Stock discount amortization	—	(368,400)
Less: IPO Common Stock discount amortization	(24,700)	—
Net loss attributable to common shareholders, basic and diluted	$(3,879,200)	$(2,221,100)
Weighted average common shares outstanding, basic and diluted	7,332,999	2,863,812
Net loss per common share, basic and diluted	$(0.53)	$(0.78)

	Years Ended
	December 31,
	2020	2019
Net loss	$(19,200,200)	$(3,727,900)
Less: Accretion and settlement of Series B Preferred Stock dividend	—	(40,000)
Less: Series B Preferred Stock discount amortization	(692,700)	(210,600)
Less: IPO Common Stock discount amortization	(19,700)	—
Net loss attributable to common shareholders, basic and diluted	$(19,912,600)	$(3,978,500)
Weighted average common shares outstanding, basic and diluted	4,505,867	2,862,809
Net loss per common share, basic and diluted	$(4.42)	$(1.39)

Schedule of antidilutive securities excluded from computation of earnings per share

	March 31,	March 31,
	2021	2020
Stock options to purchase	677	404,391
Restricted Stock Units	32,000	—
Series A‑1 Preferred Stock	—	624,594
Series B Preferred Stock	—	469,136
Warrants underlying Series B Preferred Stock	—	1,399,807
Total	32,677	2,897,928

For the years ended December 31, 2020 and 2019, potentially dilutive securities excluded from the computations of diluted weighted-average common shares outstanding were (in shares):

	December 31,	December 31,
	2020	2019
Stock options to purchase	1,647	75,405
Restricted Stock Units	95,815	—
Series A‑1 Preferred Stock	—	624,594
Series B Preferred Stock	—	282,478
Warrants underlying Series B Preferred Stock	—	839,784
Total	97,462	1,822,261